UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1796

Fidelity Destiny Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Diversified Stock Fund

June 30, 2018

DESIO-QTLY-0818
1.804792.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc. (a)	24,900	$10,741,113
Churchill Downs, Inc.	7,200	2,134,800
Las Vegas Sands Corp.	85,700	6,544,052
McDonald's Corp.	113,200	17,737,308
Paddy Power Betfair PLC (Ireland) (a)	35,500	3,938,406
Royal Caribbean Cruises Ltd.	73,300	7,593,880
		48,689,559
Household Durables - 0.1%
Lennar Corp. Class A	40,000	2,100,000
Internet & Direct Marketing Retail - 6.5%
Amazon.com, Inc. (a)	63,900	108,617,219
Netflix, Inc. (a)	44,900	17,575,207
The Booking Holdings, Inc. (a)	7,200	14,595,048
		140,787,474
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(d)	60,000	2,797,800
Media - 1.0%
Charter Communications, Inc. Class A (a)	18,600	5,453,706
Discovery Communications, Inc. Class A (a)	174,300	4,793,250
The Walt Disney Co.	50,100	5,250,981
WME Entertainment Parent, LLC Class A (a)(c)(d)(e)	2,559,570	6,398,925
		21,896,862
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	93,600	7,956,000
Macy's, Inc.	65,400	2,447,922
		10,403,922
Specialty Retail - 2.4%
Home Depot, Inc.	38,900	7,589,390
Lowe's Companies, Inc.	250,800	23,968,956
TJX Companies, Inc.	110,500	10,517,390
Williams-Sonoma, Inc. (f)	145,300	8,918,514
		50,994,250
Textiles, Apparel & Luxury Goods - 1.1%
LVMH Moet Hennessy - Louis Vuitton SA	36,360	12,072,209
PVH Corp.	57,600	8,623,872
Tory Burch LLC (c)(d)(e)	28,846	2,109,199
		22,805,280

TOTAL CONSUMER DISCRETIONARY		300,475,147

CONSUMER STAPLES - 3.5%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	26,500	5,800,055
Monster Beverage Corp. (a)	99,300	5,689,890
		11,489,945
Food & Staples Retailing - 1.1%
Bj's Wholesale Club Holdings, Inc.	337,400	7,979,510
Walmart, Inc.	183,100	15,682,515
		23,662,025
Food Products - 0.7%
Mondelez International, Inc.	190,300	7,802,300
The Kraft Heinz Co.	102,900	6,464,178
		14,266,478
Household Products - 0.1%
Clorox Co.	23,100	3,124,275
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	36,600	5,222,454
Unilever NV (NY Reg.)	132,600	7,388,472
		12,610,926
Tobacco - 0.5%
Altria Group, Inc.	44,800	2,544,192
Philip Morris International, Inc.	109,800	8,865,252
		11,409,444

TOTAL CONSUMER STAPLES		76,563,093

ENERGY - 8.1%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	207,600	6,589,224
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.	239,600	17,550,700
BP PLC	3,884,900	29,558,326
ConocoPhillips Co.	415,500	28,927,110
Delek U.S. Holdings, Inc.	44,200	2,217,514
Devon Energy Corp.	310,500	13,649,580
EOG Resources, Inc.	214,900	26,740,007
Hess Corp.	184,700	12,354,583
Marathon Petroleum Corp.	199,400	13,989,904
Phillips 66 Co.	82,700	9,288,037
Pioneer Natural Resources Co.	17,300	3,273,852
Reliance Industries Ltd.	722,256	10,259,390
		167,809,003

TOTAL ENERGY		174,398,227

FINANCIALS - 14.0%
Banks - 5.8%
Bank of America Corp.	2,003,500	56,478,665
JPMorgan Chase & Co.	610,200	63,582,840
KeyCorp	293,000	5,725,220
		125,786,725
Capital Markets - 6.9%
Charles Schwab Corp.	551,800	28,196,980
CME Group, Inc.	43,600	7,146,912
Goldman Sachs Group, Inc.	24,100	5,315,737
KKR & Co. LP	407,800	10,133,830
MSCI, Inc.	226,300	37,436,809
S&P Global, Inc.	41,200	8,400,268
State Street Corp.	72,400	6,739,716
TD Ameritrade Holding Corp.	614,200	33,639,734
The Blackstone Group LP	365,500	11,758,135
		148,768,121
Consumer Finance - 0.4%
Capital One Financial Corp.	86,500	7,949,350
Diversified Financial Services - 0.5%
KKR Renaissance Co-Invest LP unit (a)(c)	31,016	11,042,359
Insurance - 0.4%
Chubb Ltd.	18,000	2,286,360
Enstar Group Ltd. (a)	33,854	7,017,934
		9,304,294

TOTAL FINANCIALS		302,850,849

HEALTH CARE - 14.9%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	232,000	28,802,800
Amgen, Inc.	42,300	7,808,157
Biogen, Inc. (a)	30,000	8,707,200
Regeneron Pharmaceuticals, Inc. (a)	3,800	1,310,962
Vertex Pharmaceuticals, Inc. (a)	42,300	7,189,308
		53,818,427
Health Care Equipment & Supplies - 5.3%
Baxter International, Inc.	173,000	12,774,320
Becton, Dickinson & Co.	197,500	47,313,100
Boston Scientific Corp. (a)	445,304	14,561,441
Danaher Corp.	111,300	10,983,084
Edwards Lifesciences Corp. (a)	65,500	9,534,835
Intuitive Surgical, Inc. (a)	33,700	16,124,776
ResMed, Inc.	28,200	2,920,956
		114,212,512
Health Care Providers & Services - 5.4%
CVS Health Corp.	123,500	7,947,225
Humana, Inc.	166,500	49,555,395
UnitedHealth Group, Inc.	239,700	58,807,998
		116,310,618
Pharmaceuticals - 1.7%
Allergan PLC	38,400	6,402,048
AstraZeneca PLC sponsored ADR	482,100	16,926,531
Jazz Pharmaceuticals PLC (a)	54,400	9,373,120
Nektar Therapeutics (a)	93,800	4,580,254
		37,281,953

TOTAL HEALTH CARE		321,623,510

INDUSTRIALS - 9.1%
Aerospace & Defense - 3.0%
Bombardier, Inc. Class B (sub. vtg.) (a)	2,976,700	11,774,115
Huntington Ingalls Industries, Inc.	18,400	3,988,936
Northrop Grumman Corp.	76,000	23,385,200
Raytheon Co.	83,000	16,033,940
United Technologies Corp.	81,100	10,139,933
		65,322,124
Airlines - 0.2%
Southwest Airlines Co.	60,600	3,083,328
Commercial Services & Supplies - 0.1%
Tomra Systems ASA	48,100	1,009,915
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.	74,000	4,698,260
Electrical Equipment - 1.2%
AMETEK, Inc.	42,300	3,052,368
Emerson Electric Co.	181,500	12,548,910
Fortive Corp.	71,200	5,490,232
Melrose Industries PLC	1,932,551	5,424,880
		26,516,390
Industrial Conglomerates - 0.7%
General Electric Co.	1,164,800	15,852,928
Machinery - 1.2%
Caterpillar, Inc.	50,000	6,783,500
Deere & Co.	83,400	11,659,320
Flowserve Corp.	73,500	2,969,400
Xylem, Inc.	77,500	5,221,950
		26,634,170
Professional Services - 0.7%
IHS Markit Ltd. (a)	296,800	15,311,912
Road & Rail - 1.8%
CSX Corp.	174,700	11,142,366
J.B. Hunt Transport Services, Inc.	108,600	13,200,330
Norfolk Southern Corp.	98,500	14,860,695
		39,203,391

TOTAL INDUSTRIALS		197,632,418

INFORMATION TECHNOLOGY - 30.3%
Internet Software & Services - 8.9%
2U, Inc. (a)	394,300	32,947,708
Alibaba Group Holding Ltd. sponsored ADR (a)	92,200	17,105,866
Alphabet, Inc. Class C (a)	83,900	93,603,035
Facebook, Inc. Class A (a)	248,800	48,346,816
		192,003,425
IT Services - 4.6%
Adyen BV (g)	2,400	1,322,183
MasterCard, Inc. Class A	180,400	35,452,208
Netcompany Group A/S	26,400	967,042
PayPal Holdings, Inc. (a)	81,100	6,753,197
Visa, Inc. Class A	292,900	38,794,605
Worldpay, Inc. (a)	190,300	15,562,734
		98,851,969
Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV	52,400	10,373,628
Intel Corp.	457,100	22,722,441
NVIDIA Corp.	57,200	13,550,680
		46,646,749
Software - 12.3%
Activision Blizzard, Inc.	123,900	9,456,048
Adobe Systems, Inc. (a)	132,400	32,280,444
Autodesk, Inc. (a)	19,200	2,516,928
Black Knight, Inc. (a)	150,400	8,053,920
Citrix Systems, Inc. (a)	33,000	3,459,720
Electronic Arts, Inc. (a)	137,300	19,362,046
Intuit, Inc.	67,400	13,770,157
Microsoft Corp.	997,900	98,402,919
Red Hat, Inc. (a)	86,200	11,582,694
Salesforce.com, Inc. (a)	326,200	44,493,680
Workday, Inc. Class A (a)	179,000	21,680,480
		265,059,036
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	280,600	51,941,866

TOTAL INFORMATION TECHNOLOGY		654,503,045

MATERIALS - 4.1%
Chemicals - 3.7%
CF Industries Holdings, Inc.	182,900	8,120,760
DowDuPont, Inc.	492,000	32,432,640
LyondellBasell Industries NV Class A	171,200	18,806,320
Nutrien Ltd.	208,300	11,327,354
The Mosaic Co.	347,400	9,744,570
		80,431,644
Construction Materials - 0.1%
Eagle Materials, Inc.	22,300	2,340,831
Containers & Packaging - 0.1%
Packaging Corp. of America	18,300	2,045,757
Metals & Mining - 0.2%
Glencore Xstrata PLC	894,201	4,272,041

TOTAL MATERIALS		89,090,273

UTILITIES - 1.1%
Electric Utilities - 0.7%
Vistra Energy Corp. (a)	637,300	15,078,518
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	634,600	8,509,986

TOTAL UTILITIES		23,588,504

TOTAL COMMON STOCKS
(Cost $1,678,696,832)		2,140,725,066

Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Topgolf International, Inc. Series F (c)(d)	78,650	1,088,005
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.5%
Lyft, Inc.:
Series H (c)(d)	138,378	6,552,738
Series I (c)(d)	85,252	4,037,015
		10,589,753
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $10,625,006)		11,677,758

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.93% (h)	18,963,105	18,966,898
Fidelity Securities Lending Cash Central Fund 1.92% (h)(i)	9,113,651	9,115,474
TOTAL MONEY MARKET FUNDS
(Cost $28,081,461)		28,082,372
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,717,403,299)		2,180,485,196
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(18,412,368)
NET ASSETS - 100%		$2,162,072,828

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,026,041 or 1.6% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security or a portion of the security is on loan at period end.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,322,183 or 0.1% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$3,272,188
Lyft, Inc. Series H	11/22/17	$5,499,986
Lyft, Inc. Series I	6/27/18	$4,037,015
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
Topgolf International, Inc. Series F	11/10/17	$1,088,005
Tory Burch LLC	5/14/15	$2,039,212
WME Entertainment Parent, LLC Class A	8/16/16	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,436
Fidelity Securities Lending Cash Central Fund	31,993
Total	$136,429

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$301,563,152	$277,097,014	$12,072,209	$12,393,929
Consumer Staples	76,563,093	76,563,093	--	--
Energy	174,398,227	144,839,901	29,558,326	--
Financials	302,850,849	291,808,490	11,042,359	--
Health Care	321,623,510	321,623,510	--	--
Industrials	197,632,418	197,632,418	--	--
Information Technology	665,092,798	654,503,045	--	10,589,753
Materials	89,090,273	89,090,273	--	--
Utilities	23,588,504	23,588,504	--	--
Money Market Funds	28,082,372	28,082,372	--	--
Total Investments in Securities:	$2,180,485,196	$2,104,828,620	$52,672,894	$22,983,682

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$9,275,855
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	3,078,060
Cost of Purchases	10,629,767
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$22,983,682
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$3,078,060

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$22,983,682	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	7.1 - 12.6 / 9.5	Increase
			Discount for lack of marketability	10.0% - 15.0% / 12.1%	Decrease
			Premium rate	10.0%	Increase
		Market approach	Transaction price	$2.50 - $47.35 / $29.46	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Capital Development Fund

June 30, 2018

DESIIO-QTLY-0818
1.804793.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Hotels, Restaurants & Leisure - 0.2%
Drive Shack, Inc. (a)	197,300	$1,523,156
Dunkin' Brands Group, Inc.	64,400	4,448,108
		5,971,264
Media - 5.1%
Charter Communications, Inc. Class A (a)	20,500	6,010,805
Comcast Corp. Class A	2,548,000	83,599,880
Discovery Communications, Inc. Class A (a)(b)	325,800	8,959,500
Interpublic Group of Companies, Inc.	528,900	12,397,416
Liberty Global PLC Class A (a)	56,300	1,550,502
Omnicom Group, Inc.	47,100	3,592,317
Sinclair Broadcast Group, Inc. Class A	169,100	5,436,565
The Walt Disney Co.	366,200	38,381,422
Viacom, Inc. Class B (non-vtg.)	115,800	3,492,528
		163,420,935
Multiline Retail - 0.4%
Target Corp.	152,450	11,604,494
Specialty Retail - 2.4%
L Brands, Inc.	290,200	10,702,576
Lowe's Companies, Inc.	397,800	38,017,746
Ross Stores, Inc.	19,100	1,618,725
Sally Beauty Holdings, Inc. (a)	512,500	8,215,375
TJX Companies, Inc.	188,700	17,960,466
		76,514,888

TOTAL CONSUMER DISCRETIONARY		257,511,581

CONSUMER STAPLES - 6.7%
Beverages - 1.1%
The Coca-Cola Co.	820,700	35,995,902
Food & Staples Retailing - 1.3%
Kroger Co.	79,700	2,267,465
Walmart, Inc.	447,100	38,294,115
		40,561,580
Food Products - 0.3%
Campbell Soup Co. (b)	78,000	3,162,120
The Hershey Co.	68,600	6,383,916
		9,546,036
Household Products - 1.4%
Kimberly-Clark Corp.	46,300	4,877,242
Procter & Gamble Co.	479,005	37,391,130
Reckitt Benckiser Group PLC	30,873	2,536,675
		44,805,047
Tobacco - 2.6%
Altria Group, Inc.	1,033,000	58,664,070
British American Tobacco PLC sponsored ADR	446,500	22,525,925
		81,189,995

TOTAL CONSUMER STAPLES		212,098,560

ENERGY - 14.5%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	536,200	17,710,686
Ensco PLC Class A (b)	225,000	1,633,500
National Oilwell Varco, Inc.	329,500	14,300,300
Oceaneering International, Inc.	315,400	8,030,084
		41,674,570
Oil, Gas & Consumable Fuels - 13.2%
Aker Bp ASA	10,600	391,496
Amyris, Inc. (a)(b)	142,422	910,077
Anadarko Petroleum Corp.	204,600	14,986,950
BP PLC sponsored ADR	604,358	27,594,986
Cabot Oil & Gas Corp.	672,300	16,000,740
Cenovus Energy, Inc.	4,146,727	43,055,432
Chevron Corp.	484,527	61,258,749
ConocoPhillips Co.	301,100	20,962,582
Enterprise Products Partners LP	37,900	1,048,693
Equinor ASA sponsored ADR	396,800	10,479,488
Exxon Mobil Corp.	1,164,200	96,314,266
Golar LNG Ltd.	170,700	5,028,822
Hess Corp.	12,000	802,680
Imperial Oil Ltd.	376,790	12,524,796
Kosmos Energy Ltd. (a)	291,000	2,406,570
Legacy Reserves LP (a)	354,137	2,443,545
Noble Energy, Inc.	37,800	1,333,584
Suncor Energy, Inc.	1,683,700	68,518,579
Teekay Offshore Partners LP	600,800	1,586,112
The Williams Companies, Inc.	665,892	18,052,332
Williams Partners LP	378,295	15,354,994
		421,055,473

TOTAL ENERGY		462,730,043

FINANCIALS - 20.3%
Banks - 13.5%
Bank of America Corp.	3,792,800	106,919,032
BNP Paribas SA	16,400	1,018,691
Citigroup, Inc.	1,191,504	79,735,448
First Hawaiian, Inc.	5,800	168,316
JPMorgan Chase & Co.	861,300	89,747,460
PNC Financial Services Group, Inc.	167,616	22,644,922
Signature Bank (a)	23,100	2,954,028
Standard Chartered PLC (United Kingdom)	169,234	1,546,898
SunTrust Banks, Inc.	536,900	35,446,138
U.S. Bancorp	559,942	28,008,299
Wells Fargo & Co.	1,100,850	61,031,124
		429,220,356
Capital Markets - 5.2%
Charles Schwab Corp.	410,455	20,974,251
KKR & Co. LP	818,785	20,346,807
Morgan Stanley	596,000	28,250,400
Northern Trust Corp.	377,995	38,891,906
State Street Corp.	616,590	57,398,363
		165,861,727
Insurance - 0.6%
Chubb Ltd.	23,100	2,934,162
MetLife, Inc.	316,600	13,803,760
The Travelers Companies, Inc.	13,000	1,590,420
		18,328,342
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	829,161	8,888,606
Radian Group, Inc.	1,463,991	23,745,934
		32,634,540

TOTAL FINANCIALS		646,044,965

HEALTH CARE - 15.8%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	209,400	25,997,010
Alnylam Pharmaceuticals, Inc. (a)	37,700	3,713,073
Amgen, Inc.	178,222	32,897,999
Atara Biotherapeutics, Inc. (a)	97,800	3,594,150
Biogen, Inc. (a)	15,500	4,498,720
Insmed, Inc. (a)	147,800	3,495,470
Intercept Pharmaceuticals, Inc. (a)(b)	199,005	16,698,510
Mirati Therapeutics, Inc. (a)	63,000	3,105,900
Regeneron Pharmaceuticals, Inc. (a)	5,900	2,035,441
Spark Therapeutics, Inc. (a)	77,067	6,378,065
TESARO, Inc. (a)	16,400	729,308
Trevena, Inc. (a)	581,500	837,360
		103,981,006
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	1,539,651	50,346,588
Danaher Corp.	120,100	11,851,468
ResMed, Inc.	5,100	528,258
Zimmer Biomet Holdings, Inc.	41,600	4,635,904
		67,362,218
Health Care Providers & Services - 5.2%
AmerisourceBergen Corp.	213,500	18,205,145
Anthem, Inc.	65,400	15,567,162
Cardinal Health, Inc.	400,200	19,541,766
Cigna Corp.	100,100	17,011,995
CVS Health Corp.	657,300	42,297,255
Henry Schein, Inc. (a)	8,300	602,912
Humana, Inc.	27,000	8,036,010
McKesson Corp.	212,080	28,291,472
MEDNAX, Inc. (a)	28,600	1,237,808
UnitedHealth Group, Inc.	56,700	13,910,778
		164,702,303
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	528,454	2,245,930
Pharmaceuticals - 5.2%
Allergan PLC	49,700	8,285,984
AstraZeneca PLC sponsored ADR	177,000	6,214,470
Bayer AG	178,378	19,590,115
GlaxoSmithKline PLC sponsored ADR	1,214,200	48,944,402
Jazz Pharmaceuticals PLC (a)	122,800	21,158,440
Johnson & Johnson	240,760	29,213,818
Nektar Therapeutics (a)	40,400	1,972,732
Sanofi SA	57,604	4,623,270
Teva Pharmaceutical Industries Ltd. sponsored ADR	657,550	15,991,616
TherapeuticsMD, Inc. (a)(b)	1,724,731	10,762,321
		166,757,168

TOTAL HEALTH CARE		505,048,625

INDUSTRIALS - 10.1%
Aerospace & Defense - 1.8%
General Dynamics Corp.	44,500	8,295,245
The Boeing Co.	1,474	494,542
United Technologies Corp.	390,100	48,774,203
		57,563,990
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	102,479	8,573,393
FedEx Corp.	26,300	5,971,678
United Parcel Service, Inc. Class B	348,900	37,063,647
		51,608,718
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. (a)	106,400	2,636,592
Stericycle, Inc. (a)	59,800	3,904,342
		6,540,934
Electrical Equipment - 0.8%
Acuity Brands, Inc.	106,200	12,305,394
Hubbell, Inc. Class B	53,618	5,669,567
Melrose Industries PLC	2,499,870	7,017,406
		24,992,367
Industrial Conglomerates - 1.7%
General Electric Co.	4,065,700	55,334,177
ITT, Inc.	6,100	318,847
		55,653,024
Machinery - 1.0%
Flowserve Corp.	442,400	17,872,960
Wabtec Corp.	125,500	12,371,790
		30,244,750
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	2,047	2,532,343
Professional Services - 0.3%
IHS Markit Ltd. (a)	164,774	8,500,691
Road & Rail - 2.6%
CSX Corp.	210,300	13,412,934
Genesee & Wyoming, Inc. Class A (a)	77,500	6,302,300
J.B. Hunt Transport Services, Inc.	168,000	20,420,400
Norfolk Southern Corp.	104,000	15,690,480
Union Pacific Corp.	198,300	28,095,144
		83,921,258
Trading Companies & Distributors - 0.0%
Fastenal Co.	11,600	558,308
Univar, Inc. (a)	20,200	530,048
		1,088,356

TOTAL INDUSTRIALS		322,646,431

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.5%
Cisco Systems, Inc.	1,082,700	46,588,581
F5 Networks, Inc. (a)	14,300	2,466,035
		49,054,616
Electronic Equipment & Components - 0.2%
ADT, Inc. (b)	184,900	1,599,385
Itron, Inc. (a)	78,600	4,719,930
		6,319,315
Internet Software & Services - 1.3%
Alphabet, Inc.:
Class A (a)	19,500	22,019,205
Class C (a)	18,783	20,955,254
		42,974,459
IT Services - 4.1%
Cognizant Technology Solutions Corp. Class A	4,200	331,758
FleetCor Technologies, Inc. (a)	17,800	3,749,570
IBM Corp.	14,000	1,955,800
Interxion Holding N.V. (a)	82,700	5,162,134
MasterCard, Inc. Class A	145,300	28,554,356
Paychex, Inc.	380,900	26,034,515
PayPal Holdings, Inc. (a)	6,295	524,185
Unisys Corp. (a)(b)	722,347	9,318,276
Visa, Inc. Class A	405,500	53,708,475
		129,339,069
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	30,400	2,915,968
NXP Semiconductors NV (a)	52,400	5,725,748
Qualcomm, Inc.	937,190	52,595,103
		61,236,819
Software - 6.2%
Adobe Systems, Inc. (a)	48,300	11,776,023
Autodesk, Inc. (a)	3,500	458,815
Micro Focus International PLC	19,200	333,145
Microsoft Corp.	1,377,700	135,854,995
Oracle Corp.	606,700	26,731,202
SAP SE sponsored ADR (b)	128,700	14,885,442
Snap, Inc. Class A (a)(b)	216,700	2,836,603
Ultimate Software Group, Inc. (a)	20,900	5,377,779
		198,254,004
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	422,300	78,171,953

TOTAL INFORMATION TECHNOLOGY		565,350,235

MATERIALS - 2.4%
Chemicals - 1.9%
CF Industries Holdings, Inc.	247,100	10,971,240
Intrepid Potash, Inc. (a)	1,495,040	6,129,664
LyondellBasell Industries NV Class A	154,300	16,949,855
Nutrien Ltd.	348,620	18,965,734
The Scotts Miracle-Gro Co. Class A	33,400	2,777,544
W.R. Grace & Co.	63,300	4,640,523
		60,434,560
Metals & Mining - 0.5%
BHP Billiton Ltd. sponsored ADR (b)	106,900	5,346,069
Freeport-McMoRan, Inc.	434,900	7,506,374
Lundin Mining Corp.	681,100	3,787,199
		16,639,642

TOTAL MATERIALS		77,074,202

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	38,200	5,507,294
Equinix, Inc.	21,100	9,070,679
Public Storage	21,300	4,832,118
		19,410,091
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	60,520	1,943,297
Verizon Communications, Inc.	710,906	35,765,681
Zayo Group Holdings, Inc. (a)	26,100	952,128
		38,661,106
UTILITIES - 1.5%
Electric Utilities - 1.4%
Exelon Corp.	610,200	25,994,520
PPL Corp.	163,600	4,670,780
Southern Co.	21,000	972,510
Vistra Energy Corp. (a)	567,301	13,422,342
		45,060,152
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	148,100	1,986,021
Multi-Utilities - 0.0%
Sempra Energy	2,900	336,719

TOTAL UTILITIES		47,382,892

TOTAL COMMON STOCKS
(Cost $2,515,909,627)		3,153,958,731

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Lyft, Inc. Series I (c)(d)
(Cost $6,418,016)	135,533	6,418,016

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $7,810,134)	7,810,134	4,178,422

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.93% (f)	34,378,357	34,385,233
Fidelity Securities Lending Cash Central Fund 1.92% (f)(g)	39,038,296	39,046,104
TOTAL MONEY MARKET FUNDS
(Cost $73,427,433)		73,431,337
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $2,603,565,210)		3,237,986,506
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(47,746,390)
NET ASSETS - 100%		$3,190,240,116

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,596,438 or 0.3% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Lyft, Inc. Series I	6/27/18	$6,418,016
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$7,810,134

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$417,251
Fidelity Securities Lending Cash Central Fund	243,409
Total	$660,660

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$257,511,581	$257,511,581	$--	$--
Consumer Staples	212,098,560	209,561,885	2,536,675	--
Energy	462,730,043	462,730,043	--	--
Financials	646,044,965	646,044,965	--	--
Health Care	505,048,625	480,835,240	24,213,385	--
Industrials	322,646,431	320,114,088	2,532,343	--
Information Technology	571,768,251	565,017,090	333,145	6,418,016
Materials	77,074,202	77,074,202	--	--
Real Estate	19,410,091	19,410,091	--	--
Telecommunication Services	38,661,106	38,661,106	--	--
Utilities	47,382,892	47,382,892	--	--
Other	4,178,422	--	--	4,178,422
Money Market Funds	73,431,337	73,431,337	--	--
Total Investments in Securities:	$3,237,986,506	$3,197,774,520	$29,615,548	$10,596,438

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 28, 2018